Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity for the year ended December 31, 2018 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of December 31, 2017	3,330,953	$31.53
Granted	135,000	21.63
Exercised	(152,628)	19.65
Forfeited	(761,582)	34.54
Options outstanding as of December 31, 2018	2,551,743	$30.82
Options exercisable as of December 31, 2018	1,556,519	$36.96

Schedule of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2018:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2018	Life in Years	Price	2018	Price
$2.74	-	$19.59	34,810	8.93	$17.86	$22,309	$16.89
$19.66	-	$19.66	1,056,722	8.05	19.66	452,620	19.66
$19.96	-	$23.41	705,283	7.05	21.91	394,269	21.99
$24.66	-	$120.51	754,928	5.13	55.36	687,321	57.60
			2,551,743	6.92	$30.82	1,556,519	$36.96

Aggregate intrinsic value (U.S. $ in thousands)			$53			$53

Schedule of Stock Option Assumptions

The following assumptions were applied in determining the options’ fair value on their grant date:

	2018	2017	2016
Risk-free interest rate	2.9%-3.1%	1.8%-2.2%	1.1% - 1.5%
Expected option term (years)	5.3-5.5	5.1-6.0	5.2-6.0
Expected share price volatility	52.0%-52.2%	52.6%-54.0%	53.6%-56.1%
Dividend yield	-	-	-
Weighted average grant date fair value	$11.49	$11.10	$12.39

Summary of RSUs and PSUs Activity

A summary of the Company’s RSUs and PSUs activity for the year ended December 31, 2018 is as follows:

		Weighted Average
	Number of RSUs and PSUs	Grant Date Fair Value
Unvested as of December 31, 2017	302,163	$30.88
Granted	1,357,825	19.75
Vested	(97,591)	43.67
Forfeited	(139,510)	22.85
Unvested as of December 31, 2018	1,422,887	$20.17

Schedule of Stock-based Compensation Expense

Stock-based compensation expense for stock options, RSUs and PSUs included in the Company’s Statements of Operations and Comprehensive Loss were allocated as follows:

	2018	2017	2016
		(U.S. $ in thousands)
Cost of sales	$1,474	$2,580	$2,780
Research and development, net	3,215	3,503	4,768
Selling, general and administrative	10,997	11,639	13,225
Total stock-based compensation expenses	$15,686	$17,722	$20,773

Schedule of Accumulated Other Comprehensive Loss

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive loss before reclassifications	(1,814)	(2,691)	(4,505)
Amounts reclassified from accumulated other comprehensive loss	857	2,918	3,775
Other comprehensive income (loss)	(957)	227	(730)
Balance as of December 31, 2018	$(627)	$(7,126)	$(7,753)

	Year ended December 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive loss before reclassifications	1,315	5,834	7,149
Amounts reclassified from accumulated other comprehensive loss	(961)	268	(693)
Other comprehensive income (loss)	354	6,102	6,456
Balance as of December 31, 2017	$330	$(7,353)	$(7,023)

	Year ended December 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before reclassifications	523	(2,788)	(2,265)
Amounts reclassified from accumulated other comprehensive loss	(440)	-	(440)
Other comprehensive income (loss)	83	(2,788)	(2,705)
Balance as of December 31, 2016	$(24)	$(13,455)	$(13,479)